Schedule of investments
Delaware Wealth Builder Fund	February 28, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 1.06%
Fannie Mae S.F. 15 yr 2.00% 3/1/36	107,000	$111,273
Fannie Mae S.F. 20 yr 2.00% 3/1/41	71,000	72,773
Fannie Mae S.F. 30 yr
2.00% 12/1/50	124,516	126,165
2.00% 1/1/51	78,846	79,894
2.00% 2/1/51	70,920	71,822
2.00% 3/1/51	101,000	102,124
2.50% 1/1/51	63,802	66,263
3.00% 11/1/46	91,429	97,056
3.00% 11/1/48	17,015	17,942
3.00% 12/1/49	8,234	8,813
3.00% 6/1/50	51,662	54,174
3.00% 7/1/50	176,422	185,048
3.00% 8/1/50	85,000	89,198
3.00% 9/1/50	34,798	36,551
3.50% 2/1/48	88,210	95,644
3.50% 11/1/48	30,572	32,434
3.50% 12/1/49	272,462	296,129
4.00% 4/1/47	13,792	15,281
4.00% 6/1/48	162,400	179,398
4.00% 9/1/48	8,825	9,635
4.00% 6/1/49	13,683	15,017
4.50% 2/1/41	13,634	15,297
4.50% 10/1/45	13,570	15,214
4.50% 4/1/48	554,891	618,693
4.50% 1/1/49	203,214	226,290
4.50% 1/1/50	22,771	24,931
5.00% 7/1/49	200,697	226,333
Fannie Mae S.F. 30 yr TBA
2.00% 3/1/51	160,000	161,619
2.50% 3/1/51	669,000	693,565
Freddie Mac S.F. 15 yr
1.50% 3/1/36	78,000	79,050
2.00% 12/1/35	81,811	85,121

Freddie Mac S.F. 20 yr 2.00% 3/1/41	106,000	108,716
NQ-129 [2/21] 4/21 (1595594)    1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 10/1/50	45,669	$47,782
3.00% 1/1/50	15,815	16,844
4.00% 7/1/47	5,290	5,721
4.00% 10/1/47	50,658	54,662
4.50% 1/1/49	16,517	18,592
4.50% 4/1/49	18,457	20,474
4.50% 8/1/49	43,096	47,991
Total Agency Mortgage-Backed Securities (cost $4,193,476)		4,229,529

Collateralized Debt Obligations — 0.20%
Cedar Funding IX CLO Series 2018-9A A1 144A 1.204% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	250,190
Octagon Investment Partners 48 Series 2020-3A A 144A 1.732% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	300,000	300,883
Sound Point Clo XXI Series 2018-3A A1A 144A 1.395% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	250,000	250,435
Total Collateralized Debt Obligations (cost $793,758)		801,508

Convertible Bonds — 9.68%
Capital Goods — 0.54%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	174,000	342,752
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	721,000	1,811,767
		2,154,519
Communications — 1.45%
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,153,000	1,087,079
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	1,391,000	1,489,205
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	1,250,000	1,251,432
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	452,000	444,933
Liberty Media 2.25% exercise price $33.19, maturity date 9/30/46	3,239,000	1,520,439
		5,793,088
2    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical — 2.58%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	689,000	$720,738
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,330,000	1,409,849
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	109,000	124,860
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	722,000	794,704
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	979,000	1,265,311
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	328,000	442,941
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	1,246,000	1,416,577
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	865,000	1,155,947
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	310,000	464,556
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,600,000	1,476,974
Repay Holdings 144A 0.484% exercise price $33.60, maturity date 2/1/26 #, ^	104,000	103,073
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	825,000	926,997
		10,302,527
Energy — 1.53%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	2,694,000	2,228,499
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,291,000	1,521,766
NextEra Energy Partners 144A 0.357% exercise price $76.16, maturity date 11/15/25 #, ^	416,000	453,165
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	1,936,000	1,924,110
		6,127,540
Real Estate Investment Trusts — 0.67%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	1,671,000	1,711,400
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	868,000	980,286
		2,691,686
NQ-129 [2/21] 4/21 (1595594)    3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Technology — 2.26%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	2,304,000	$2,134,529
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	585,000	703,376
Microchip Technology 1.625% exercise price $94.40, maturity date 2/15/27	634,000	1,415,405
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	622,000	1,266,173
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	767,000	1,109,941
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	1,308,000	1,416,360
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	544,000	1,001,213
		9,046,997
Transportation — 0.34%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	1,135,000	1,356,160
		1,356,160
Utilities — 0.31%
NRG Energy 2.75% exercise price $46.25, maturity date 6/1/48	1,065,000	1,236,840
		1,236,840
Total Convertible Bonds (cost $33,700,123)		38,709,357

Corporate Bonds — 15.68%
Banking — 1.15%
Banco Continental 144A 2.75% 12/10/25 #	200,000	199,990
Banco de Credito del Peru 144A 2.70% 1/11/25 #	204,000	213,282
Banco del Estado de Chile 144A 2.704% 1/9/25 #	205,000	217,126
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	193,026
Bank of America
1.922% 10/24/31 μ	70,000	68,012
2.456% 10/22/25 μ	15,000	15,873
2.884% 10/22/30 μ	20,000	21,191
3.194% 7/23/30 μ	55,000	59,569

Bank of Georgia 144A 6.00% 7/26/23 #	200,000	213,000
BBVA Bancomer
144A 1.875% 9/18/25 #	200,000	202,025
144A 6.75% 9/30/22 #	274,000	296,810

4    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Deutsche Bank 2.222% 9/18/24 μ	150,000	$154,455
Goldman Sachs Group 3.50% 4/1/25	80,000	87,529
JPMorgan Chase & Co.
2.739% 10/15/30 μ	20,000	21,053
4.023% 12/5/24 μ	80,000	87,592
5.00% 8/1/24 μ, ψ	85,000	88,357
Morgan Stanley
1.413% (LIBOR03M + 1.22%) 5/8/24 •	35,000	35,749
1.794% 2/13/32 μ	25,000	24,012
5.00% 11/24/25	95,000	111,018
5.875% 9/15/26 μ, ψ	530,000	597,151

Natwest Group 8.625% 8/15/21 μ, ψ	320,000	331,110
PNC Financial Services Group 2.60% 7/23/26	180,000	193,474
Popular 6.125% 9/14/23	560,000	606,841
State Street
3.10% 5/15/23	10,000	10,614
3.30% 12/16/24	130,000	143,301

Truist Bank 2.636% 9/17/29 μ	185,000	195,180
US Bancorp
3.00% 7/30/29	25,000	26,976
3.10% 4/27/26	25,000	27,331
3.375% 2/5/24	60,000	64,925

USB Capital IX 3.50% (LIBOR03M + 1.02%) 4/15/11 ψ, •	85,000	82,556
		4,589,128
Basic Industry — 1.79%
Allegheny Technologies 5.875% 12/1/27	270,000	285,694
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	211,872
Avient 144A 5.75% 5/15/25 #	118,000	125,251
Boise Cascade 144A 4.875% 7/1/30 #	87,000	92,901
Chemours 144A 5.75% 11/15/28 #	250,000	256,719
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	200,000	212,431
CSN Inova Ventures 144A 6.75% 1/28/28 #	200,000	216,250
First Quantum Minerals
144A 7.25% 4/1/23 #	250,000	255,381
144A 7.50% 4/1/25 #	250,000	258,438
Freeport-McMoRan
4.55% 11/14/24	200,000	220,625
4.625% 8/1/30	235,000	260,153
5.45% 3/15/43	320,000	398,195
NQ-129 [2/21] 4/21 (1595594)    5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Hudbay Minerals
144A 4.50% 4/1/26 #	75,000	$76,079
144A 7.625% 1/15/25 #	135,000	140,804

Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	215,550
Koppers 144A 6.00% 2/15/25 #	434,000	448,376
Methanex 5.25% 12/15/29	185,000	190,088
Minera Mexico 144A 4.50% 1/26/50 #	200,000	211,300
New Gold 144A 7.50% 7/15/27 #	230,000	243,090
Newmont 2.80% 10/1/29	190,000	200,950
Nutrition & Biosciences 144A 1.832% 10/15/27 #	135,000	135,700
OCP 144A 4.50% 10/22/25 #	200,000	215,733
Olin
5.00% 2/1/30	135,000	141,685
5.125% 9/15/27	437,000	453,682

PowerTeam Services 144A 9.033% 12/4/25 #	485,000	538,350
Standard Industries 144A 4.75% 1/15/28 #	230,000	238,913
Steel Dynamics 5.00% 12/15/26	505,000	533,201
Univar Solutions USA 144A 5.125% 12/1/27 #	180,000	188,404
US Concrete 6.375% 6/1/24	2,000	2,049
Vale Overseas 3.75% 7/8/30	193,000	205,362
		7,173,226
Capital Goods — 0.66%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	235,000	243,683
Bombardier
144A 6.00% 10/15/22 #	240,000	235,741
144A 7.875% 4/15/27 #	270,000	242,792

Crown Americas 4.75% 2/1/26	463,000	481,233
Reynolds Group Issuer 144A 4.00% 10/15/27 #	245,000	244,540
Terex 144A 5.625% 2/1/25 #	260,000	267,313
TransDigm
144A 4.625% 1/15/29 #	115,000	113,275
144A 6.25% 3/15/26 #	262,000	276,448

Vertical US Newco 144A 5.25% 7/15/27 #	510,000	532,631
		2,637,656
Communications — 1.20%
Altice France 144A 7.375% 5/1/26 #	235,000	245,328
Altice France Holding 144A 6.00% 2/15/28 #	515,000	505,012
AT&T 4.35% 3/1/29	170,000	196,095
Connect Finco 144A 6.75% 10/1/26 #	250,000	259,531
Frontier Communications 144A 5.875% 10/15/27 #	230,000	246,531
6    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Level 3 Financing 144A 4.25% 7/1/28 #	220,000	$223,324
MercadoLibre 2.375% 1/14/26	200,000	201,010
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	214,300
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	232,274
Sprint 7.125% 6/15/24	527,000	607,478
T-Mobile USA
144A 3.875% 4/15/30 #	120,000	132,080
6.50% 1/15/26	460,000	474,950
Verizon Communications
4.50% 8/10/33	95,000	113,411
4.522% 9/15/48	35,000	41,293
Vodafone Group
4.25% 9/17/50	110,000	123,690
4.875% 6/19/49	40,000	49,195
Zayo Group Holdings
144A 4.00% 3/1/27 #	415,000	413,832
144A 6.125% 3/1/28 #	500,000	516,410
		4,795,744
Consumer Cyclical — 1.66%
Allison Transmission 144A 5.875% 6/1/29 #	460,000	497,428
B2W Digital 144A 4.375% 12/20/30 #	200,000	203,652
Boyd Gaming 6.375% 4/1/26	452,000	467,603
Caesars Entertainment 144A 6.25% 7/1/25 #	505,000	535,300
Carnival
144A 5.75% 3/1/27 #	125,000	127,050
144A 7.625% 3/1/26 #	355,000	373,637

Ford Motor 9.00% 4/22/25	235,000	284,599
Ford Motor Credit
3.375% 11/13/25	480,000	488,453
4.542% 8/1/26	515,000	550,406
General Motors Financial
4.35% 4/9/25	75,000	83,181
5.25% 3/1/26	95,000	109,992

H&E Equipment Services 144A 3.875% 12/15/28 #	145,000	139,744
Hilton Domestic Operating 144A 4.00% 5/1/31 #	205,000	208,203
Hilton Worldwide Finance 4.875% 4/1/27	545,000	567,822
Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	200,000	204,400
NQ-129 [2/21] 4/21 (1595594)    7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
L Brands
6.875% 11/1/35	250,000	$303,670
6.95% 3/1/33	167,000	185,370

Levi Strauss & Co. 144A 3.50% 3/1/31 #	220,000	222,750
MGM Resorts International 4.75% 10/15/28	95,000	99,055
Scientific Games International 144A 8.25% 3/15/26 #	164,000	174,124
Six Flags Entertainment 144A 4.875% 7/31/24 #	150,000	150,367
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	627,000	640,716
		6,617,522
Consumer Non-Cyclical — 0.95%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	125,000	138,717
4.15% 1/23/25	50,000	55,839

Auna 144A 6.50% 11/20/25 #	200,000	212,400
BAT Capital 2.259% 3/25/28	55,000	55,062
Bunge Finance 1.63% 8/17/25	150,000	151,862
CVS Health 3.25% 8/15/29	185,000	201,120
Gilead Sciences 4.15% 3/1/47	165,000	188,661
JBS USA LUX 144A 6.50% 4/15/29 #	305,000	343,695
Kraft Heinz Foods
3.875% 5/15/27	240,000	262,617
5.20% 7/15/45	480,000	577,675

Pilgrim's Pride 144A 5.75% 3/15/25 #	535,000	546,262
Post Holdings
144A 5.00% 8/15/26 #	311,000	324,723
144A 5.625% 1/15/28 #	160,000	168,256
144A 5.75% 3/1/27 #	295,000	309,462

Primo Water Holdings 144A 5.50% 4/1/25 #	272,000	280,190
		3,816,541
Energy — 2.20%
Apache
4.75% 4/15/43	155,000	151,747
4.875% 11/15/27	120,000	125,963

Ascent Resources Utica Holdings 144A 7.00% 11/1/26 #	143,000	144,073
Chevron USA
3.25% 10/15/29	85,000	94,818
3.90% 11/15/24	20,000	22,201
4.20% 10/15/49	15,000	17,746
5.05% 11/15/44	5,000	6,604
8    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
CNX Resources
144A 6.00% 1/15/29 #	255,000	$267,272
144A 7.25% 3/14/27 #	120,000	128,550

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	243,000	240,875
DCP Midstream Operating 5.125% 5/15/29	360,000	382,108
Energy Transfer Operating
5.25% 4/15/29	95,000	110,246
6.25% 4/15/49	60,000	71,850

Enterprise Products Operating 3.20% 2/15/52	50,000	46,673
EQM Midstream Partners
144A 4.75% 1/15/31 #	150,000	144,750
144A 6.50% 7/1/27 #	270,000	290,014
Genesis Energy
7.75% 2/1/28	390,000	385,694
8.00% 1/15/27	245,000	249,134

Israel Electric 144A 4.25% 8/14/28 #	300,000	338,625
KazTransGas 144A 4.375% 9/26/27 #	381,000	424,834
Lukoil Securities 144A 3.875% 5/6/30 #	205,000	217,310
Marathon Oil 4.40% 7/15/27	150,000	169,746
MPLX
4.00% 3/15/28	30,000	33,542
5.50% 2/15/49	55,000	66,929
Murphy Oil
5.875% 12/1/27	395,000	389,446
6.875% 8/15/24	65,000	66,056

Murphy Oil USA 144A 3.75% 2/15/31 #	230,000	230,144
Noble Energy 4.95% 8/15/47	50,000	64,724
NuStar Logistics 5.625% 4/28/27	228,000	238,688
Occidental Petroleum
3.00% 2/15/27	130,000	122,290
3.40% 4/15/26	125,000	121,524
3.50% 8/15/29	130,000	124,478
6.125% 1/1/31	215,000	240,601
6.45% 9/15/36	105,000	119,858
6.625% 9/1/30	210,000	239,190

PDC Energy 5.75% 5/15/26	285,000	292,510
Petrobras Global Finance 6.75% 6/3/50	80,000	87,440
Pioneer Natural Resources 1.90% 8/15/30	95,000	91,439
PTTEP Treasury Center 144A 2.587% 6/10/27 #	185,000	193,079
NQ-129 [2/21] 4/21 (1595594)    9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	$63,440
5.75% 5/15/24	110,000	125,100

Saudi Arabian Oil 144A 1.625% 11/24/25 #	200,000	202,372
Southwestern Energy 7.75% 10/1/27	240,000	257,250
Targa Resources Partners 5.375% 2/1/27	237,000	246,436
TechnipFMC 144A 6.50% 2/1/26 #	455,000	476,791
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	205,069
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	130,000	133,879
UEP Penonome II 144A 6.50% 10/1/38 #	200,000	205,052
Western Midstream Operating 4.75% 8/15/28	115,000	120,756
		8,788,916
Financials — 0.82%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	240,000	250,834
AerCap Ireland Capital 4.45% 4/3/26	150,000	164,078
Air Lease 2.875% 1/15/26	150,000	156,187
Ally Financial
5.75% 11/20/25	798,000	915,269
8.00% 11/1/31	385,000	551,734

Banco BTG Pactual 144A 2.75% 1/11/26 #	200,000	195,252
DAE Sukuk Difc 144A 3.75% 2/15/26 #	400,000	416,378
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	199,750
Jefferies Group
4.15% 1/23/30	170,000	192,947
6.45% 6/8/27	10,000	12,762
6.50% 1/20/43	5,000	6,641

Oryx Funding 144A 5.80% 2/3/31 #	200,000	208,867
		3,270,699
Healthcare — 1.17%
Bausch Health 144A 5.50% 11/1/25 #	490,000	504,798
Centene
3.375% 2/15/30	295,000	303,633
144A 5.375% 8/15/26 #	470,000	495,850
Community Health Systems
144A 4.75% 2/15/31 #	65,000	63,822
144A 6.625% 2/15/25 #	170,000	179,095

DaVita 144A 4.625% 6/1/30 #	205,000	208,716
Encompass Health 5.75% 9/15/25	244,000	253,150
Hadrian Merger Sub 144A 8.50% 5/1/26 #	275,000	286,979
10    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
HCA
5.375% 2/1/25	339,000	$380,607
5.875% 2/15/26	219,000	253,427
7.58% 9/15/25	219,000	263,939

Hill-Rom Holdings 144A 5.00% 2/15/25 #	242,000	249,048
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	120,000	131,325
144A 7.375% 6/1/25 #	147,000	157,750

Service Corp. International 4.625% 12/15/27	280,000	296,065
Tenet Healthcare
5.125% 5/1/25	345,000	347,156
144A 6.125% 10/1/28 #	280,000	295,106

Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,155
		4,675,621
Insurance — 0.23%
HUB International 144A 7.00% 5/1/26 #	415,000	432,864
USI 144A 6.875% 5/1/25 #	468,000	478,233
		911,097
Media — 1.37%
Altice Financing 144A 5.00% 1/15/28 #	200,000	200,285
AMC Networks 4.25% 2/15/29	540,000	529,232
CCO Holdings
144A 4.50% 8/15/30 #	105,000	108,859
144A 4.50% 5/1/32 #	60,000	61,707
144A 5.375% 6/1/29 #	520,000	561,007
144A 5.875% 5/1/27 #	519,000	537,684
Charter Communications Operating
4.80% 3/1/50	70,000	77,102
5.05% 3/30/29	100,000	117,421

Comcast 3.20% 7/15/36	80,000	86,354
CSC Holdings
144A 3.375% 2/15/31 #	400,000	384,500
5.25% 6/1/24	5,000	5,391

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	253,000	258,810
Discovery Communications 4.125% 5/15/29	135,000	153,165
Gray Television 144A 4.75% 10/15/30 #	475,000	475,891
Netflix 5.875% 11/15/28	400,000	480,380
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	360,036
Sirius XM Radio 144A 5.00% 8/1/27 #	470,000	490,085
Terrier Media Buyer 144A 8.875% 12/15/27 #	250,000	268,281
NQ-129 [2/21] 4/21 (1595594)    11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Time Warner Cable 7.30% 7/1/38	60,000	$85,952
Time Warner Entertainment 8.375% 3/15/23	25,000	28,978
ViacomCBS 4.375% 3/15/43	180,000	203,833
		5,474,953
Real Estate Investment Trusts — 0.26%
Crown Castle International 5.25% 1/15/23	125,000	135,633
CubeSmart 3.00% 2/15/30	140,000	147,435
Global Net Lease 144A 3.75% 12/15/27 #	97,000	97,038
Iron Mountain 144A 4.50% 2/15/31 #	440,000	437,338
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	50,000	50,719
5.75% 2/1/27	160,000	181,050
		1,049,213
Services — 0.54%
Aramark Services 144A 5.00% 2/1/28 #	485,000	497,731
Ashtead Capital 144A 5.25% 8/1/26 #	570,000	601,350
Covanta Holding 5.875% 7/1/25	233,000	241,471
GFL Environmental 144A 3.75% 8/1/25 #	98,000	100,266
Legends Hospitality Holding 144A 5.00% 2/1/26 #	150,000	152,813
Prime Security Services Borrower 144A 5.75% 4/15/26 #	310,000	334,412
United Rentals North America 3.875% 2/15/31	241,000	246,904
		2,174,947
Technology & Electronics — 0.45%
Apple 2.20% 9/11/29	140,000	144,506
CommScope Technologies 144A 5.00% 3/15/27 #	192,000	188,439
Global Payments 2.65% 2/15/25	135,000	142,799
Go Daddy Operating 144A 3.50% 3/1/29 #	240,000	239,100
NXP 144A 4.875% 3/1/24 #	80,000	89,295
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	285,000	294,769
SS&C Technologies 144A 5.50% 9/30/27 #	660,000	698,029
		1,796,937
Transportation — 0.38%
Delta Air Lines 7.375% 1/15/26	575,000	674,141
Hawaiian Brand Intellectual Property 144A 5.75% 1/20/26 #	240,000	252,046
Mileage Plus Holdings 144A 6.50% 6/20/27 #	250,000	273,437
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	149,400
12    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Southwest Airlines 5.125% 6/15/27	40,000	$46,891
VistaJet Malta Finance 144A 10.50% 6/1/24 #	120,000	128,100
		1,524,015
Utilities — 0.85%
Calpine
144A 4.50% 2/15/28 #	92,000	94,668
144A 5.00% 2/1/31 #	255,000	252,761
144A 5.25% 6/1/26 #	167,000	172,052

Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	203,440
Duke Energy 4.875% 9/16/24 μ, ψ	85,000	91,117
Enel 144A 8.75% 9/24/73 #, μ	200,000	233,000
Entergy Louisiana 4.95% 1/15/45	5,000	5,481
Entergy Mississippi 2.85% 6/1/28	60,000	64,739
Entergy Texas 3.55% 9/30/49	115,000	121,925
Evergy 2.90% 9/15/29	160,000	169,982
Evergy Metro 3.65% 8/15/25	25,000	27,716
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	205,000	218,069
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	508,437
National Rural Utilities Cooperative Finance 4.75% 4/30/43 μ	5,000	5,212
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	55,000	64,331
PG&E 5.25% 7/1/30	245,000	262,383
Southern California Edison
4.00% 4/1/47	30,000	32,520
4.875% 3/1/49	45,000	55,232

Southwestern Electric Power 4.10% 9/15/28	165,000	187,826
Vistra Operations 144A 5.50% 9/1/26 #	620,000	644,025
		3,414,916
Total Corporate Bonds (cost $60,397,253)		62,711,131

Non-Agency Commercial Mortgage-Backed Securities — 0.58%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	104,512
Series 2019-BN20 A3 3.011% 9/15/62	250,000	269,623

Benchmark Mortgage Trust Series 2020-B20 A5 2.034% 10/15/53	300,000	300,109
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	266,118
NQ-129 [2/21] 4/21 (1595594)    13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

DB-JPM Mortgage Trust Series 2016-C3 A5 2.89% 8/10/49		250,000	$269,946
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #		100,000	101,536
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50		165,000	181,982
Series 2019-GC42 A4 3.001% 9/1/52		250,000	269,926

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48		500,000	555,500
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,253,156)			2,319,252

Sovereign Bonds — 2.18%Δ
Armenia — 0.05%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	184,831
			184,831
Bermuda — 0.05%
Bermuda Government International Bond
144A 2.375% 8/20/30 #		200,000	198,000
			198,000
Brazil — 0.10%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	2,000,000	390,905
			390,905
Dominican Republic — 0.15%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		396,000	401,445
144A 4.875% 9/23/32 #		200,000	203,750
			605,195
Egypt — 0.11%
Egypt Government International Bond
144A 5.75% 5/29/24 #		400,000	423,956
			423,956
Gabon — 0.05%
Gabon Government International Bond
144A 6.625% 2/6/31 #		200,000	196,323
			196,323
14    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Georgia — 0.05%
Georgia Government International Bond
6.875% 4/12/21		200,000	$201,107
			201,107
Honduras — 0.06%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	219,500
			219,500
Indonesia — 0.08%
Indonesia Government International Bond
144A 4.125% 1/15/25 #		300,000	331,117
			331,117
Israel — 0.08%
Israel Government International Bond
2.75% 7/3/30		310,000	331,119
			331,119
Ivory Coast — 0.15%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	242,119
144A 6.125% 6/15/33 #		200,000	215,855
144A 6.875% 10/17/40 #	EUR	100,000	131,545
			589,519
Malaysia — 0.04%
Malaysia Government Bond
3.955% 9/15/25	MYR	647,000	171,084
			171,084
Mongolia — 0.11%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		200,000	219,004
Mongolia Government International Bond 144A 5.625% 5/1/23 #		200,000	212,000
			431,004
Morocco — 0.08%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	100,000	122,249
144A 2.375% 12/15/27 #		200,000	197,411
			319,660
NQ-129 [2/21] 4/21 (1595594)    15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	$134,352
			134,352
Panama — 0.04%
Panama Government International Bond
144A 3.75% 4/17/26 #		155,000	168,015
			168,015
Paraguay — 0.11%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		400,000	454,000
			454,000
Peru — 0.18%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		200,000	201,200
Peruvian Government International Bonds
2.392% 1/23/26		200,000	208,300
144A 5.35% 8/12/40 #	PEN	1,178,000	315,375
			724,875
Romania — 0.16%
Romania Government Bond 4.15% 1/26/28	RON	1,400,000	365,225
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	73,000	86,985
144A 3.00% 2/14/31 #		190,000	192,847
			645,057
Senegal — 0.05%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	213,451
			213,451
Serbia — 0.13%
Serbia International Bonds
144A 2.125% 12/1/30 #		200,000	188,831
144A 3.125% 5/15/27 #	EUR	250,000	334,511
			523,342
Turkey — 0.06%
Turkey Government International Bond
6.375% 10/14/25		200,000	214,750
			214,750
16    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ukraine — 0.10%
Ukraine Government International Bond
144A 7.75% 9/1/21 #		384,000	$391,881
			391,881
Uruguay — 0.09%
Uruguay Government International Bonds
4.375% 1/23/31		100,000	115,657
4.50% 8/14/24		53,000	57,897
9.875% 6/20/22	UYU	7,989,000	193,432
			366,986
Uzbekistan — 0.07%
Republic of Uzbekistan Bond
144A 4.75% 2/20/24 #		250,000	266,738
			266,738
Total Sovereign Bonds (cost $8,570,780)			8,696,767

Supranational Bank — 0.25%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		250,000	256,062
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		402,000	436,150
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		300,000	313,197
Total Supranational Bank (cost $960,693)			1,005,409

US Treasury Obligations — 1.00%
US Treasury Bonds
1.375% 11/15/40		215,000	192,358
1.375% 8/15/50		150,000	125,273
4.375% 2/15/38		255,000	351,930

US Treasury Floating Rate Note 0.089% (USBMMY3M + 0.05%) 1/31/23 •		190,000	190,052
US Treasury Inflation Indexed Notes 0.125% 7/15/30		370,811	406,549
US Treasury Notes
0.375% 1/31/26		595,000	585,424
0.875% 11/15/30		1,495,000	1,425,856
1.125% 2/15/31		345,000	336,591
NQ-129 [2/21] 4/21 (1595594)    17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
1.50% 2/15/30	270,000	$274,177

US Treasury Strip Principal 2.101% 5/15/44 ^	165,000	100,096
Total US Treasury Obligations (cost $4,118,627)		3,988,306
	Number of shares
Common Stock — 55.55%
Communication Services — 4.89%
Alphabet Class A †	95	192,082
Alphabet Class C †	90	183,317
AT&T	88,960	2,481,094
Century Communications †	1,625,000	0
Comcast Class A	84,603	4,460,270
Facebook Class A †	1,060	273,077
KDDI	43,600	1,345,692
Orange	83,280	959,397
Verizon Communications	85,200	4,711,560
ViacomCBS Class B	3,870	249,576
Walt Disney †	24,766	4,681,765
		19,537,830
Consumer Discretionary — 4.95%
adidas AG †	3,540	1,233,946
Amazon.com †	345	1,067,061
Best Buy	3,200	321,120
Buckle	10,090	387,860
Dollar Tree †	42,000	4,124,400
eBay	6,530	368,423
H & M Hennes & Mauritz Class B †	37,120	874,818
Home Depot	2,230	576,098
Lowe's	28,500	4,552,875
MercadoLibre †	50	81,905
Newell Brands	13,650	316,270
Next †	3,670	386,546
Publicis Groupe	34,240	2,005,298
Sodexo †	12,750	1,218,682
Swatch Group	5,330	1,589,068
Tractor Supply	2,410	383,094
Whirlpool	1,700	323,136
		19,810,600
Consumer Staples — 6.58%
Altria Group	8,470	369,292
18    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Archer-Daniels-Midland	82,400	$4,662,192
Asahi Group Holdings	22,100	956,191
Clorox	1,600	289,680
Colgate-Palmolive	4,520	339,904
Conagra Brands	122,000	4,139,460
Danone	28,680	1,953,734
Diageo	47,910	1,877,294
Essity Class B	26,720	803,128
Kao	6,800	455,736
Kellogg	4,670	269,506
Kimberly-Clark	2,340	300,292
Kirin Holdings	18,500	362,468
Koninklijke Ahold Delhaize	49,390	1,301,478
Kroger	5,200	167,492
Lawson	12,400	578,733
Mondelez International Class A	76,400	4,061,424
Nestle	16,750	1,749,299
Philip Morris International	4,870	409,177
Seven & i Holdings	33,400	1,264,936
		26,311,416
Energy — 1.34%
ConocoPhillips	91,061	4,736,083
Kinder Morgan	19,250	282,975
Williams	15,110	345,112
		5,364,170
Financials — 6.60%
Allstate	40,000	4,264,000
American International Group	105,200	4,623,540
Ameriprise Financial	1,810	400,445
Artisan Partners Asset Management Class A	5,900	280,250
Banco Espirito Santo †	105,000	0
BlackRock	590	409,755
Comerica	1,900	129,390
Discover Financial Services	44,800	4,214,336
Huntington Bancshares	26,490	406,357
Invesco	17,370	389,435
MetLife	90,115	5,190,624
Morgan Stanley	3,850	295,950
Principal Financial Group	6,590	372,862
Prudential Financial	4,410	382,435
NQ-129 [2/21] 4/21 (1595594)    19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
S&P Global	1,070	$352,415
Truist Financial	81,900	4,665,024
		26,376,818
Healthcare — 8.71%
AbbVie	4,400	474,056
Alexandria Real Estate Equities	3,020	482,264
AmerisourceBergen	3,180	321,880
Amgen	1,680	377,866
Cardinal Health	81,200	4,183,424
Cigna	19,700	4,135,030
CVS Health	59,500	4,053,735
Eli Lilly and Co.	1,490	305,286
Fresenius Medical Care AG & Co.	24,810	1,717,043
Healthcare Trust of America Class A	10,258	278,607
Humana	830	315,109
Johnson & Johnson	30,650	4,856,799
Merck & Co.	59,710	4,336,140
Molina Healthcare †	1,540	333,810
Novo Nordisk Class B	26,970	1,916,458
Pfizer	12,520	419,295
Roche Holding	6,050	1,981,639
UnitedHealth Group	1,650	548,163
Viatris †	256,520	3,809,322
		34,845,926
Industrials — 5.44%
Caterpillar	21,693	4,683,085
G4S †	438,180	1,482,227
Honeywell International	21,433	4,336,968
Lockheed Martin	1,030	340,157
Northrop Grumman	14,500	4,229,070
Raytheon Technologies	61,079	4,397,077
Secom	5,100	441,415
Securitas Class B	95,440	1,463,152
United Parcel Service Class B	2,410	380,370
		21,753,521
Information Technology — 8.43%
Adobe †	1,020	468,863
Apple	13,720	1,663,687
Broadcom	10,720	5,037,007
Cisco Systems	100,030	4,488,346
Cognizant Technology Solutions Class A	54,632	4,014,359
20    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Fidelity National Information Services	17,594	$2,427,972
HP	15,500	449,035
International Business Machines	3,320	394,848
Lam Research	790	448,080
Maxim Integrated Products	4,060	378,270
Microsoft	7,880	1,831,154
Motorola Solutions	25,000	4,387,000
NetApp	5,680	355,568
NVIDIA	1,120	614,410
Oracle	70,900	4,573,759
Paychex	3,360	305,995
QUALCOMM	2,940	400,399
SAP	9,530	1,173,529
Western Union	13,520	313,934
		33,726,215
Materials — 1.51%
Air Liquide	12,580	1,892,746
Dow	6,800	403,308
DuPont de Nemours	53,100	3,733,992
		6,030,046
Real Estate — 0.06%
eXp World Holdings †	4,100	247,599
		247,599
REIT Diversified — 0.51%
Colony Capital	27,469	162,616
Cousins Properties	10,762	360,957
Gaming and Leisure Properties	4,215	187,146
Lexington Realty Trust	21,593	231,477
QTS Realty Trust Class A	4,830	300,040
VICI Properties	28,381	808,859
		2,051,095
REIT Healthcare — 0.61%
CareTrust REIT	6,428	142,573
Healthpeak Properties	12,305	357,953
Medical Properties Trust	33,966	733,326
National Health Investors	1,935	132,102
Omega Healthcare Investors	8,400	311,976
Ventas	4,419	233,765
Welltower	8,012	544,015
		2,455,710
NQ-129 [2/21] 4/21 (1595594)    21

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Hotel — 0.06%
Host Hotels & Resorts	13,096	$217,263
		217,263
REIT Industrial — 0.57%
Americold Realty Trust	5,365	187,990
Duke Realty	10,450	410,162
Prologis	16,392	1,623,955
Terreno Realty	1,318	73,861
		2,295,968
REIT Information Technology — 0.53%
CyrusOne	2,181	143,139
Digital Realty Trust	5,364	722,692
Equinix	1,944	1,260,373
		2,126,204
REIT Mall — 0.25%
Simon Property Group	8,934	1,008,827
		1,008,827
REIT Manufactured Housing — 0.21%
Equity LifeStyle Properties	6,293	387,964
Sun Communities	2,834	430,626
		818,590
REIT Mortgage — 0.08%
AGNC Investment	19,140	306,814
		306,814
REIT Multifamily — 1.60%
Apartment Income REIT	2,333	95,373
AvalonBay Communities	2,437	428,303
Bluerock Residential Growth REIT	41	440
Camden Property Trust	1,883	196,114
Equity Residential	74,902	4,899,340
Essex Property Trust	1,714	436,710
Mid-America Apartment Communities	808	108,862
UDR	6,072	249,984
		6,415,126
REIT Office — 0.24%
Boston Properties	5,340	529,354
Douglas Emmett	1,563	51,188
Highwoods Properties	8,170	326,473
22    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Office (continued)
Piedmont Office Realty Trust Class A	13	$222
SL Green Realty	738	50,971
		958,208
REIT Self-Storage — 0.40%
CubeSmart	2,700	99,792
Extra Space Storage	4,308	541,515
Life Storage	2,593	217,553
National Storage Affiliates Trust	4,852	187,045
Public Storage	2,308	539,933
		1,585,838
REIT Shopping Center — 0.34%
Brixmor Property Group	13,268	261,114
Federal Realty Investment Trust	1,215	122,922
Kimco Realty	8,207	150,434
Regency Centers	4,809	263,437
Retail Opportunity Investments	8,919	141,009
Urban Edge Properties	11,236	185,394
Weingarten Realty Investors	8,904	226,073
		1,350,383
REIT Single Tenant — 0.30%
Agree Realty	2,880	185,933
Four Corners Property Trust	4,393	119,006
Realty Income	8,356	503,532
Spirit Realty Capital	6,348	273,091
STORE Capital	3,338	111,623
		1,193,185
REIT Specialty — 0.28%
Invitation Homes	19,104	556,691
Iron Mountain	11,380	395,910
Outfront Media	8,514	172,664
		1,125,265
Utilities — 1.06%
Edison International	72,600	3,919,674
PPL	11,830	309,828
		4,229,502
Total Common Stock (cost $200,602,428)		222,142,119

NQ-129 [2/21] 4/21 (1595594)    23

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock — 2.96%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	925	$2,089,322
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	15,060	792,156
Assurant 6.50% exercise price $106.55, maturity date 3/15/21	8,095	938,939
Bank of America 7.25% exercise price $50.00 **	621	863,631
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	37,355	1,867,376
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	26,756	1,347,700
Essential Utilities 6.00% exercise price $42.29, maturity date 4/30/22	18,650	1,017,171
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	2,119	2,247,200
QTS Realty Trust 6.50% exercise price $46.72 **	4,904	690,777
Total Convertible Preferred Stock (cost $9,882,583)		11,854,272

Preferred Stock — 0.16%
Bank of America 6.50% 10/23/24 μ, ψ	440,000	490,732
GMAC Capital Trust I 5.983% (LIBOR03M + 5.785%) 02/15/40 •	5,000	129,750
Washington Prime Group 6.875% 04/14/21 ψ	4,347	30,212
Total Preferred Stock (cost $676,450)		650,694

Exchange-Traded Funds — 7.50%
iShares Core MSCI Emerging Markets ETF	154,400	9,994,312
iShares Russell 1000 Growth ETF	66,350	15,868,930
iShares Trust iShares ESG Aware MSCI EAFE ETF	3,570	264,251
Vanguard FTSE Developed Markets ETF	130	6,241
Vanguard Mega Cap Growth ETF	19,030	3,847,105
Total Exchange-Traded Funds (cost $26,657,244)		29,980,839

Limited Partnerships — 2.15%
Merion Champion's Walk=, †, π	2,790,000	2,255,436
Merion Countryside=, †, π	2,342,812	2,466,045
Merion The Ledges=, †, π	4,093,765	3,886,620
Total Limited Partnerships (cost $5,600,501)		8,608,101
24    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
	Principal amount°	Value (US $)
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.241% 1/15/87 #, =, ♦	1,300,000	$1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300
	Number of shares
Short-Term Investments — 0.91%
Money Market Mutual Funds — 0.91%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	911,093	911,093
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	911,093	911,093
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	911,093	911,093
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	911,093	911,093
Total Short-Term Investments (cost $3,644,372)		3,644,372
Total Value of Securities—99.86% (cost $363,156,444)		399,342,956

Receivables and Other Assets Net of Liabilities—0.14%		567,558
Net Assets Applicable to 28,032,859 Shares Outstanding—100.00%		$399,910,514
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $52,335,493, which represents 13.09% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
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Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2021, the aggregate value of restricted securities was $8,608,101, which represented 2.15% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Merion Champion's Walk	8/4/2017	$1,997,801	$2,043,424
Merion Champion's Walk	2/13/2018	51,819	53,003
Merion Champion's Walk	7/11/2018	54,590	53,003
Merion Champion's Walk	10/22/2018	55,525	53,003
Merion Champion's Walk	2/13/2019	56,439	53,003
Merion Countryside	8/13/2020	0	2,466,045
Merion The Ledges	9/26/2018	3,130,386	3,628,607
Merion The Ledges	9/12/2019	130,411	140,734
Merion The Ledges	2/1/2021	123,530	117,279
Total		$5,600,501	$8,608,101
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at February 28, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	DKK	(26,510)	USD	4,356	3/1/21	$55	$—
BNYM	GBP	(3,221)	USD	4,540	3/1/21	52	—
BNYM	JPY	(2,829,316)	USD	26,629	3/1/21	87	—
BNYM	SEK	(112,438)	USD	13,619	3/1/21	303	—
CITI	MXN	20,507	USD	(1,000)	3/26/21	—	(23)
JPMCB	BRL	(1,878,568)	USD	339,000	8/27/21	7,341	—
26    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CNY	2,612,131	USD	(402,113)	3/26/21	$—	$(382)
JPMCB	EGP	3,156,140	USD	(197,505)	4/1/21	1,807	—
JPMCB	EUR	(1,257,925)	USD	1,529,400	3/26/21	10,484	—
JPMCB	KZT	408,064,349	USD	(969,704)	3/26/21	—	(1,902)
Total Foreign Currency Exchange Contracts						$20,129	$(2,307)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(9)	US Treasury 10 yr Notes	$(1,194,469)	$(1,208,087)	6/21/21	$13,618	$(1,266)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Republic of Brazil 9/20/25- Quarterly	359,000	1.000%	$14,026	$17,510	$(3,484)	$—
JPMCB-Republic of Turkey 12/20/25- Quarterly	200,000	1.000%	19,022	32,838	(13,816)	—
			33,048	50,348	(17,300)	—
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency
NQ-129 [2/21] 4/21 (1595594)    27

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(1,087).
Summary of abbreviations:
AG – Aktiengesellschaft
BB – Barclays Bank
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
CLO – Collateralized Loan Obligation
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
28    NQ-129 [2/21] 4/21 (1595594)

(Unaudited)
Summary of abbreviations: (continued)
S.F. – Single Family
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
BRL – Brazilian Real
CNY – China Yuan Renminbi
DKK – Danish Krone
EGP – Egypt Pound
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KZT – Kazakhstan Tenge
MXN – Mexican Peso
MYR – Malaysia Ringgit
PEN – Peruvian Sol
RON – Romania New Leu
SEK – Swedish Krona
USD – US Dollar
UYU – Uruguay Peso
NQ-129 [2/21] 4/21 (1595594)    29